Securities purchased (sold) under resale (repurchase) agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of securities purchased under agreements to resell [Abstract]
Summary of securities purchased under agreements to resell
a)
Securities purchased under agreements to resell

	September 30, 2020	December 31, 2019
Available portfolio	1,883,825	971,991

National Treasury Notes (NTNs)	1,639,174	771,099
Financial Treasury Bills (LFTs)	—	195,980
National Treasury Bills (LTNs)	244,651	4,912

Collateral held	16,359,863	8,518,099

National Treasury Bills (LTNs)	397,275	1,764,410
National Treasury Notes (NTNs)	15,962,588	6,753,689

Total	18,243,688	9,490,090

	2019	2018
Available portfolio	971,991	488,809

National Treasury Notes (NTNs)	771,099	65,136
Financial Treasury Bills (LFTs)	195,980	38,014
National Treasury Bills (LTNs)	4,912	385,659
Collateral held	8,518,099	6,081,800

National Treasury Bills (LTNs)	1,764,410	4,911,635
National Treasury Notes (NTNs)	6,753,689	1,170,165

Total	9,490,090	6,570,609

Summary of Securities sold under repurchase agreements
b) Securities sold under repurchase agreements

	September 30, 2020	December 31, 2019
National Treasury Bills (LTNs)	12,682,922	5,653,994
National Treasury Notes (NTNs)	22,571,006	8,533,113
Financial Treasury Bills (LFTs)	—	1,451,300

Total	35,253,928	15,638,407